Segment And Geographic Information (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
Segment And Geographic Information [Abstract]
Number of geopraphical divisions	4
Property and equipment	$ 1,244,311	$ 1,176,350